OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2013
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 4:-	OTHER ASSETS, NET

	Above market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2012	$1,784	$48	$1,832
Additions	-	50	50

At December 31, 2012	1,784	98	1,882
Additions	-	48	48

At December 31, 2013	1,784	146	1,930

Accumulated depreciation:

At January 1, 2012	316	4	320
Depreciation charge for the year	158	12	170

At December 31, 2012	474	16	490
Depreciation charge for the year	278	21	299

At December 31, 2013	752	37	789

Other assets, net:

At December 31, 2013	$1,032	$109	$1,141

At December 31, 2012	$1,310	$82	$1,392

Intangible assets consist of lease contracts with tenants deriving from the acquisition of a commercial building located in Switzerland in 2009 in the amount of $ 132 and from the acquisition of a building complex in Geneva in 2011 in the amount of $ 1,009 (see details in Note 1 b (1)) .

Estimated amortization expenses by years are as follows:

Year	Estimated amortization expenses

2014	$452
2015	242
2016	230
2017	198
2018 and thereafter	19

$1,141